Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases

(8) Leases

The Company leases office and laboratory facilities in Emeryville, California under multiple operating leases. In June 2020, the Company entered into an operating lease for 34,789 square feet of additional space in Emeryville, California, as well as amended its existing lease arrangements to vacate certain existing space and extend the terms of its remaining existing space in Emeryville. The lease for additional space commences October 1, 2020 and all of the leases now expire on March 31, 2028.

In addition, the Company also leases multiple facilities in Shanghai, China under operating leases that expire at various dates, including additional office and laboratory facilities under an operating lease agreement that was entered into in July 2020. These leases expire at various dates, the latest of which is August 2023.

Certain of the Emeryville leases contain options to early terminate the lease and options to extend the lease for an additional term. However, the Company is not reasonably certain to exercise any of these options. The monthly base rental rate of the leases is subject to adjustment upon renewal based on then current market rental conditions.

The maturity of the Company’s operating lease liabilities as of September 30, 2020 is as follows (in thousands):

Operating leases
Undiscounted lease payments:
Remainder of 2020	$
2021
2022
2023
2024
Thereafter

Total undiscounted lease payments
Less: implied interest

Present value of operating lease payments
Less: current portion

Total long-term operating lease liabilities	$

Rent expense for the nine months ended September 30, 2020 and 2019 was $            million and $            million, respectively. Under the terms of the lease agreements, the Company is also responsible for certain variable lease payments that are not included in the measurement of the lease liability. Variable lease payments for operating leases were $            million and $            million for the nine months ended September 30, 2020 and 2019, respectively, including non-lease components such as common area maintenance fees.

The following information represents supplemental disclosure for the statement of cash flows related to operating leases (in thousands):

Nine months ended September 30, 2020
Right-of-use assets obtained in exchange for new operating lease liabilities	$
Cash paid for amounts included in the measurement of lease liabilities

The following summarizes additional information related to operating leases:

September 30, 2020
Weighted-average remaining lease term (years)
Weighted-average discount rate	%

(8) Leases

The Company leases office and laboratory facilities in Emeryville, California under multiple operating leases that expire in December 2023. The Company also leases multiple office facilities in Shanghai, China under operating leases that expires at various dates, the latest of which is February 2022. Some of the Emeryville leases contain options to early terminate the lease and options to extend the lease for an additional term. However, the Company is not reasonably assured to exercise any of these options. The monthly base rental rate of the leases is subject to adjustment upon renewal based on then current market rental conditions.

The maturity of the Company’s operating lease liabilities as of December 31, 2019 is as follows (in thousands):

Operating leases
Undiscounted lease payments:
2020	$2,529
2021	2,591
2022	2,387
2023	2,402
Thereafter	—

Total undiscounted lease payments	9,909
Less: implied interest	(1,059)

Present value of operating lease payments	8,850
Less: current portion	(2,067)

Total long-term operating lease liabilities	$6,783

The Company’s future undiscounted lease payments under operating leases (as defined by prior guidance) as of December 31, 2018 are as follows (in thousands):

Rent payments
Year ending December 31:
2019	$2,166
2020	2,219
2021	2,264
2022	2,332
2023	2,402
Thereafter	—

Total minimum lease payments	$11,383

Rent expense for the years ended December 31, 2018 and 2019 was $2.0 million and $2.2 million, respectively. Under the terms of the lease agreements, the Company is also responsible for certain variable lease payments that are not included in the measurement of the lease liability. Variable lease payments for operating leases were $1.0 million for the year ended December 31, 2019, including non-lease components such as common area maintenance fees.

The following information represents supplemental disclosure for the statement of cash flows related to operating leases (in thousands):

Year ended December 31, 2019
Right-of-use assets obtained in exchange for new operating lease upon adoption of ASC 842	$8,674
Right-of-use assets obtained for new operating lease liabilities	784
Cash paid for amounts included in the measurement of lease liabilities	2,324

The following summarizes additional information related to operating leases:

December 31, 2019
Weighted-average remaining lease term (years)	3.83
Weighted average discount rate	6.00%

The Company also enters into leasing transactions in which the Company is the lessor that to date have been classified as sales-type leases. See Note 4 of these consolidated financial statements for the related lease disclosures.